Short Term Loans (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Loans Payable, Noncurrent [Abstract]
Long-term loan to bank due more than one year		$ 6,824,205
Interest rate of 6% [Member] | November 5, 2014 [Member] | Bank of China [Member]
Loans Payable, Noncurrent [Abstract]
Long-term loan to bank due more than one year		4,443,669
Interest rate of 6% [Member] | August 24, 2014 [Member] | Industrial and Commercial Bank of China [Member]
Loans Payable, Noncurrent [Abstract]
Long-term loan to bank due more than one year		1,333,100
Interest rate of 6% [Member] | October 1, 2014 [Member] | Industrial and Commercial Bank of China [Member]
Loans Payable, Noncurrent [Abstract]
Long-term loan to bank due more than one year		$ 1,047,436